DERIVATIVE INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of foreign exchange forward and options collar (cylinder) contracts, Balance sheet Location	Other receivables and prepaid expenses	Other payables and accrued expenses
Fair value of foreign exchange forward and options collar (cylinder) contracts	$ 1,303	$ (240)
Gains (losses) recognized in OCI (effective portion), Balance sheet Location	Other comprehensive income	Other comprehensive income
Gains (losses) recognized in OCI (effective portion)	$ 1,543	$ (1,062)	$ 724